Share Capital, Treasury Shares and Reserves (Details) - Schedule of Treasury Shares - Treasury shares [Member] - ZAR (R) R in Thousands	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Schedule of Treasury Shares [Line Items]
Balance of Beginning	R 23,816
Treasury shares purchased	3,461	23,816
Ending balance	3,461	R 23,816
Cancellation of treasury shares	R (23,816)